Income Taxes - Summary of Profit / (Loss) Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Line Items]
Total loss before income taxes	¥ (108,905)	$ (15,790)	¥ (140,552)	¥ (224,989)
Cayman Islands
Income Tax Disclosure [Line Items]
Total loss before income taxes	(21,516)	(3,120)	(23,555)	(31,966)
British Virgin Islands
Income Tax Disclosure [Line Items]
Total loss before income taxes	(13)		(2)	(27)
Hong Kong
Income Tax Disclosure [Line Items]
Total loss before income taxes	(2,540)	(368)	(1,564)	(1,790)
China
Income Tax Disclosure [Line Items]
Total loss before income taxes	(84,870)	(12,305)	¥ (115,431)	¥ (191,206)
Singapore
Income Tax Disclosure [Line Items]
Total loss before income taxes	¥ 34	$ 5